UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Thomas Reyes, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

RMR Preferred Dividend Fund

Portfolio of Investments  –  March 31, 2007 (unaudited)

Company	Shares	Value
Preferred Stocks– 122.9%
Real Estate Investment Trusts– 115.5%
Apartments– 5.5%
Apartment Investment & Management Co., Series G	56,400	$1,459,068
Associated Estates Realty Corp., Series B	39,800	1,037,984
UDR, Inc., Series B	800	20,264
		2,517,316
Diversified– 12.5%
Crescent Real Estate Equities Co., Series B	163,700	4,143,247
Digital Realty Trust, Inc., Series A	40,000	1,032,800
LBA Realty LLC, Series B	25,000	506,250
		5,682,297
Health Care– 0.4%
LTC Properties, Inc., Series F	4,000	102,000
OMEGA Healthcare Investors Inc., Series D	3,200	82,560
		184,560
Hospitality– 45.0%
Ashford Hospitality Trust, Series A	58,000	1,484,800
Eagle Hospitality Properties Trust, Inc., Series A	95,000	2,327,500
Entertainment Properties Trust, Series A	145,200	3,680,820
Equity Inns, Inc., Series B	83,800	2,160,364
FelCor Lodging Trust, Inc., Series C	167,400	4,258,656
Hersha Hospitality Trust, Series A	99,500	2,565,110
Highland Hospitality Corp., Series A	120,000	3,024,000
Host Marriott Corp., Series E	15,000	405,000
Strategic Hotels & Resorts, Inc., Series B	6,800	173,094
Strategic Hotels & Resorts, Inc., Series C	4,000	102,320
Sunstone Hotel Investors, Inc., Series A	12,500	318,813
		20,500,477
Manufactured Homes– 5.4%
Affordable Residential Communities, Series A	97,200	2,468,880
Mortgage– 22.4%
Accredited Mortgage Loan REIT Trust, Series A	1,500	27,000
American Home Mortgage Investment Corp., Series A	92,000	2,345,080
Anthracite Capital, Inc., Series C	3,000	77,100
Anthracite Capital, Inc., Series D	33,000	782,100
Impac Mortgage Holdings, Inc., Series B	54,900	1,092,510
Impac Mortgage Holdings, Inc., Series C	57,400	1,142,260
MFA Mortgage Investments, Inc., Series A	40,000	1,001,600
Newcastle Investment Corp., Series B	120,000	3,041,400
NorthStar Realty Finance Corp., Series B	26,000	630,500
Thornburg Mortgage, Inc., Series C	2,500	62,500
		10,202,050
Office– 2.2%
DRA CRT Acquisition Corp., Series A	40,060	981,470
Retail– 22.1%
CBL & Associates Properties, Inc., Series B	14,600	735,986
Cedar Shopping Centers, Inc., Series A	27,000	708,480
Glimcher Realty Trust, Series F	30,000	767,100
Pennsylvania Real Estate Investment Trust, Series A	59,000	3,127,000
The Mills Corp., Series B	6,000	157,500
The Mills Corp., Series C	107,500	2,821,875
The Mills Corp., Series E	13,600	356,456
The Mills Corp., Series G	52,500	1,372,875
		10,047,272
Total Real Estate Investment Trusts(Cost $54,266,078)		52,584,322

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Other– 7.4%
Ford Motor Co., 6/15/43 Series	9,400	$178,318
General Motors Corp., 5/15/48 Series	26,100	521,217
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,264,362
Red Line Hotels Corp., 2/19/44 Series	15,925	418,031
Total Other(Cost $3,333,721)		3,381,928
Total Preferred Stocks(Cost $57,599,799)		55,966,250
Common Stocks– 7.4%
Real Estate Investment Trusts– 6.3%
Mortgage– 6.3%
Abingdon Investment, Ltd. (a)	150,000	1,425,000
Alesco Financial, Inc.	138,500	1,206,335
Crystal River Capital, Inc.	4,900	131,516
NovaStar Financial, Inc.	19,500	97,500
		2,860,351
Total Real Estate Investment Trusts(Cost $3,352,066)		2,860,351
Other– 1.1%
Iowa Telecommunication Services, Inc. (Cost $454,915)	24,500	490,000
Total Common Stocks(Cost $3,806,981)		3,350,351
Debt Securities– 14.4%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,640,925
Ford Motor Co., 8.90%, 01/15/2032	557,000	487,375
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,795,000
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	2,609,850
Total Debt Securities(Cost $6,516,534)		6,533,150
Short-Term Investments– 3.5%
Other Investment Companies– 3.5%
SSgA Money Market Fund, 4.98% (b) (Cost $1,606,528)	1,606,528	1,606,528
Total Investments– 148.2% (Cost $69,529,842) (c)		67,456,279
Other assets less liabilities– 1.2%		568,070
Preferred Shares, at liquidation preference– (49.4)%		(22,500,000)
Net Assets applicable to common shareholders– 100%		$45,524,349

Notes to Portfolio of Investments

(a)   144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.1% of net assets).

(b)   Rate reflects 7 day yield as of March 31, 2007.

(c)   Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2007, are as follows:

Cost	$69,529,842

Gross unrealized appreciation	$1,072,547
Gross unrealized depreciation	(3,146,110)
Net unrealized depreciation	$(2,073,563)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 8, 2007